Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
November 30, 2025
IGS-NPRT1-0126
1.9891239.107
Asset-Backed Securities - 6.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	65,622	66,477
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	160,666	162,381
TOTAL CANADA		228,858
UNITED STATES - 6.8%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	42,455	42,839
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	400,986
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (b)	4,100,000	4,109,469
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	1,100,000	1,105,789
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	2,700,000	2,705,014
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	198,563	199,819
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	62,261	62,703
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	160,000	160,424
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	253,044	253,590
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	205,000	208,418
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	626,745	633,280
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	88,106	88,759
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	491,351	492,208
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	500,000	503,658
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	185,152	187,376
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	187,000	189,245
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	302,559
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	944,093	946,450
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	2,400,000	2,403,933
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	18,420	18,462
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	67,000	67,604
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	209,638	211,520
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	272,121	273,982
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (b)	1,600,000	1,600,945
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (b)	600,000	601,104
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	1,450,000	1,479,090
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	85,501	86,405
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	303,184	304,524
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	82,000	83,734
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	174,910	177,243
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	361,000	364,635
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	98,760	99,170
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	171,000	173,912
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	52,228	52,368
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	70,000	70,594
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	60,000	60,379
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	325,000	325,225
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	2,589,000	2,598,062
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,500,000	2,542,560
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	704,000	724,669
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,126,000	1,133,207
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	500,000	501,494
GreatAmerica Leasing Receivables Series 2025-2 Class A2, 4.22% 5/15/2028 (b)	2,600,000	2,603,323
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	342,127	343,072
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	400,000	402,152
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	453,000	455,346
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	1,300,000	1,306,967
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,125,363	1,128,552
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	268,000	270,148
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	831,330	832,510
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	290,000	292,879
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	1,001,674
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	342,062	343,762
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	194,765	196,046
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	43,102	43,058
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	600,000	601,888
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	495,000	495,651
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)	1,300,000	1,301,260
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	667,223	669,285
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	265,000	266,610
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	134,362	135,295
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	559,224	559,716
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(c)	402,261	398,283
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	138,056	138,392
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	310,000	310,090
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	316,476	317,157
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	453,566	455,290
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	700,000	703,481
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	227,641	228,890
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	217,362	217,825
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	996,977	1,002,067
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	143,861	145,298
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	468,996	469,990
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	782,333	729,736
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,800,000	1,786,832
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (b)	1,300,000	1,302,600
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	1,900,000	1,915,395
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	230,000	230,937
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	500,000	500,876
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	433,495	440,883
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	489,820	495,841
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	847,878	857,411
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	319,806	322,426
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	500,000	499,503
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	160,073	164,487
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	120,479	120,737
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	84,020	84,465
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	622,276	623,244
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	340,000	340,028
TOTAL UNITED STATES		56,598,765
TOTAL ASSET-BACKED SECURITIES (Cost $56,532,519)		56,827,623

Collateralized Mortgage Obligations - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	94,811	94,800
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,057,317	946,904
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	1,248,010	1,174,722
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(c)	510,498	515,394
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	822,719	763,343
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	119,510	118,010
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	62,567	62,301
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	649,059	655,523
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	61,454	58,037
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,967,832	2,604,932
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	524,441	480,888
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	258,444	219,682
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	274,652	233,459
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	237,801	205,303
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	102,685	85,881
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	226,430	203,484
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	669,585	600,223
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	443,292	399,679
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,003,282	901,965
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	359,649	322,906
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	213,429	200,314
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	259,196	243,485
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	237,067	225,826
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	222,228	208,706
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	544,275	523,259
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	125,207	116,080
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	605,823	548,816
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,685,309	1,526,425
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	260,658	234,040
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	179,867	177,822
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	714,560	649,044
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (c)(d)	843,737	837,104
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	2,120,291	2,096,729
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (c)(d)	1,766,909	1,753,018
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	579,827	575,818
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	2,080,920	2,064,541
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	301,873	283,399
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	637,504	586,027
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	305,984	289,262
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	568,104	573,709
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	1,053,033	1,063,615
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	237,258	239,608
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(d)	293,896	296,562
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (c)(d)	1,900,983	1,906,998
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (c)(d)	290,915	291,522
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	413,030	391,914
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	822,285	825,962
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 8/25/2054 (c)(d)	1,010,866	1,019,568
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)	424,797	426,075
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)	603,852	607,877
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)	634,520	637,869
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	947,651	951,674
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	396,703	397,360
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	591,837	591,990
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	187,343	175,837
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	184,816	166,181
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	206,041	184,417
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	188,463	169,529
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	296,839	255,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	183,525	173,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	891,169	755,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	136,647	125,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	1,223,411	1,044,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	925,590	800,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	378,101	294,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	180,488	153,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	237,182	203,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	233,355	198,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	187,265	167,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,307,974	1,162,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	257,304	235,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,751,813	1,577,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	180,100	161,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	194,851	174,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	160,376	146,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	163,399	146,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	304,942	269,786
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,219,711	1,095,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	163,400	146,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	121,637	111,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	583,573	537,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,267,884	3,077,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	116,593	109,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	130,561	119,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	261,256	240,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	440,080	410,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	440,080	410,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	343,822	325,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	818,415	779,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	265,181	267,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (c)(d)	448,281	441,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (c)(d)	774,850	767,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	515,645	507,299
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	146,960	146,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (c)(d)	2,207,503	2,209,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (c)(d)	729,856	738,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	1,599,612	1,608,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (c)(d)	221,155	221,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)	1,677,648	1,681,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	2,065,664	2,073,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	330,883	330,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)	649,421	652,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	546,834	547,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (c)(d)	1,402,310	1,405,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (c)(d)	1,978,124	1,975,502
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (f)	28,840	28,230
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	16,450	15,391
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	101,952	93,012
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (c)(d)	73,015	71,978
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	582,497	570,998
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(e)	174,329	171,865
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	562,153	567,519
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	662,495	630,975
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	256,027	245,411
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	828,258	835,024
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	35,970	34,083
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	930,005	878,407
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	329,955	314,460
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(e)	374,431	375,778
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(e)	994,730	1,002,497
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(c)	592,297	591,717
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	10,094	10,052
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	27,262	26,894
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	296,068	289,799
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	193,417	193,417
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(e)	670,562	655,161
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	550,351	531,209
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	440,987	443,260
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	566,853	560,416
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	206,291	204,005
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	83,005	81,843
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(c)	327,394	323,589
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	507,001	495,974
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (b)	1,164,546	1,160,909
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	166,466	157,068
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(c)	1,376,657	1,298,918
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	325,162	314,407
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	645,770	651,839
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(e)	770,153	776,661
TOTAL UNITED STATES		80,294,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,385,949)		80,294,191

Commercial Mortgage Securities - 10.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	1,741,000	1,747,521
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	74,852	71,219
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	593,209
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	226,622	223,349
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	162,267	162,109
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	81,558	79,524
BANK Series 2020-BN25 Class XB, 0.4362% 1/15/2063 (c)(g)	2,000,000	34,212
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	783,297	757,533
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(g)	2,986,264	114,158
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (c)(g)	4,000,000	73,535
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2959% 9/15/2056 (c)	246,000	264,290
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (b)(c)(g)(h)	5,700,000	238,579
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	162,391	161,413
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	131,539	130,911
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	224,660
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0628% 8/15/2052 (c)(g)	836,043	21,298
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(g)	8,369,175	167,419
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3725% 3/15/2053 (c)(g)	1,831,613	74,170
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7301% 7/15/2053 (c)(g)	1,199,624	60,484
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	937,937
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (c)(g)	9,000,000	138,188
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.6346% 10/15/2058 (b)(c)(g)	27,700,000	551,230
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	531,000	526,698
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	470,618	470,618
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3252% 9/15/2054 (c)	500,000	519,022
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (c)(g)	5,400,000	190,002
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	7,400,000	7,779,098
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	313,000	313,000
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	251,703	251,781
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	2,727,883	2,727,882
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	268,366	268,366
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	534,144	534,477
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	475,000	474,117
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	52,948	52,849
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	258,479	258,479
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	143,202	143,202
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	2,194,469	2,179,965
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	201,000	201,000
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	585,623	585,623
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	2,034,067	2,030,253
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 11/15/2038 (b)(c)(d)	89,719	89,658
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	282,000	281,653
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	522,484	522,647
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	152,290	152,337
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	437,000	436,148
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	35,826	35,568
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	694,180	689,243
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	464,000	472,180
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	16,222,000	113,294
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	435,934
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	694,202	685,585
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	94,367	94,035
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.031% 8/10/2056 (c)(g)	4,129,355	118,579
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	114,126	113,628
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	195,591	194,165
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	1,070,000	1,071,670
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	190,000	190,355
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (c)	200,000	203,126
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6252% 3/25/2033 (c)	400,000	406,382
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,099,838
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8748% 9/25/2030 (c)	212,718	211,179
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,200,000	3,268,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	627,959	625,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	396,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	681,037	673,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	891,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	495,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	496,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	693,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,300,000	2,288,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	500,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,600,000	1,601,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	300,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	402,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	864,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	400,000	360,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	858,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	4,200,000	3,787,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	700,000	712,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (c)(d)	1,695,897	1,692,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	500,000	507,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	500,000	508,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 3/25/2030 (c)(d)	1,899,350	1,899,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,600,000	1,628,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	500,000	507,298
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	5,300,000	5,300,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,400,000	1,420,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,700,000	1,719,041
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	337,480	333,956
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8736% 7/10/2046 (b)(c)	19,556	19,264
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	181,888
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,147,942
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	197,671
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	102,535	102,216
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	379,838
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	248,170	242,129
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	115,000	115,036
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(c)	446,000	443,697
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	317,000	319,601
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	50,331	49,979
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	111,224	110,604
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	485,061	484,727
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	59,000	56,051
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (b)	670,000	599,670
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	400,000	359,267
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	118,581	118,544
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	491,000	490,146
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	700,000	692,031
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	297,032	292,263
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	596,780
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	449,297	439,687
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.0235% 12/15/2036 (b)(c)(d)	1,000,000	764,122
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (c)(g)	917,609	34,799
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	1,418,969	1,397,995
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	594,051	574,944
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	600,000	600,374
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)	1,185,000	1,185,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	1,827,836	1,826,128
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	189,578	189,401
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	528,000	528,000
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	460,729	457,164
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	895,643	895,047
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(c)	1,600,000	28,320
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (c)(g)	846,063	13,698
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9591% 12/15/2052 (c)(g)	5,366,064	152,492
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	845,000	843,344
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	638,000	638,026
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.2496% 10/15/2041 (b)(c)(d)	1,100,000	1,102,155
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	347,815	346,400
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	492,864	492,881
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	418,000	420,203
TOTAL UNITED STATES		90,614,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $90,413,054)		90,614,875

U.S. Government Agency - Mortgage Securities - 135.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 135.4%
Fannie Mae 2% 3/1/2052	1,794,730	1,472,173
Fannie Mae 2.5% 1/1/2052	737,547	634,626
Fannie Mae 2.5% 4/1/2052	403,553	348,752
Fannie Mae 2.5% 5/1/2052	943,595	814,575
Fannie Mae 2.5% 6/1/2052	1,435,236	1,245,721
Fannie Mae 3% 12/1/2051	7,351,515	6,606,775
Fannie Mae 3.5% 12/1/2036	180,522	177,244
Fannie Mae 3.5% 5/1/2036	139,542	137,124
Fannie Mae 5.5% 2/1/2055	5,229,446	5,351,866
Fannie Mae 7% 6/1/2054	28,032	29,830
Fannie Mae 7% 7/1/2054	25,505	27,231
Fannie Mae 7% 8/1/2054	20,880	22,174
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	977,239	885,815
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	969,318	877,727
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	110,645	94,704
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,019,490	791,843
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	85,462	66,593
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	592,655	537,211
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	564,640	513,404
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	304,070	275,623
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	21,718	19,748
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	15,072	13,704
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	107,423	92,082
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,825,126	1,548,551
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	610,736	553,600
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	15,262	13,834
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	109,096	93,446
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	33,573	30,432
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	31,435	28,494
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	113,077	96,714
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	821,989	638,443
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	42,190	38,243
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	41,432	37,556
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,491	14,042
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	115,568	98,781
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,925,047	1,744,954
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	43,254	39,207
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	328,541	312,292
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	22,736	20,588
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	5,681,532	5,144,681
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	45,923	41,584
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	155,341	122,111
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,562,827	1,452,888
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	785,146	645,017
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,364,604	1,958,099
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,716,691	1,409,232
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	806,892	707,408
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	169,984	149,121
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,166	15,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	609,420	508,272
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,361,773	1,132,774
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	571,613	474,775
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	3,185,463	2,612,956
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,002,299	1,770,315
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	410,311	359,979
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	327,768	287,516
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	356,051	294,285
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,799,749	1,494,849
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,138,801	944,094
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,513	40,294
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	33,276	27,680
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,901,153	1,771,573
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	120,179	106,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	398,308	349,027
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	382,813	314,251
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,082	13,388
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	899,052	732,413
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	530,528	438,992
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	364,912	303,548
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	338,771	280,850
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	59,973	58,888
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,035	13,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	702,769	583,711
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	52,511	43,582
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	22,692	18,855
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	142,257	125,467
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,958	13,968
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,129,095	939,929
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	981,956	812,839
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	648,073	538,889
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	584,004	484,519
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	451,272	374,821
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	253,767	209,824
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	193,158	160,434
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	51,048	42,368
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	35,100	29,164
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	45,681	40,461
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,602,191	1,314,238
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,824	19,000
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,031,546	1,667,696
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,125,477	1,050,876
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	32,900	29,135
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	239,952	224,047
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	389,528	343,785
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,795,091	2,298,858
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	405,142	335,494
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	293,298	241,226
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	72,029	59,759
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,623	26,852
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	366,027	341,765
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	104,824	86,545
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	254,552	223,402
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	136,970	132,548
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	25,478	23,283
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,779,789	1,550,340
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	209,096	180,441
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	574,391	497,289
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	149,538	129,793
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	119,245	103,499
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	83,899	72,402
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	82,241	71,382
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	133,651	129,386
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	8,387	8,123
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	53,607	49,930
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,854,030	1,588,937
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	279,911	241,726
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	87,834	85,031
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	8,609	8,221
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	599,626	541,066
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	385,587	348,260
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	272,482	246,778
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	88,815	80,394
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	87,897	79,645
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	81,228	73,586
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,108,738	1,807,227
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,766,317	1,529,221
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	674,032	581,870
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	243,913	235,949
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,998,319	1,934,492
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,167,565	1,007,922
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	545,666	472,421
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	73,744	71,418
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	208,265	188,799
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	86,750	75,241
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	17,481	15,972
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	118,271	107,874
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,251,953	1,079,989
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	663,415	573,949
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	133,769	129,497
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	424,529	395,671
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	88,243	79,693
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,544,244	1,351,435
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	707,280	610,793
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	199,456	172,683
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	8,377	8,142
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	3,455,434	3,290,269
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	69,416	63,348
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	137,334	124,598
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	105,776	96,218
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	47,929	43,320
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	19,263	17,418
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,865,335	3,359,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,811,708	2,440,438
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,421,735	1,234,003
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,371,903	1,183,892
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	881,145	764,244
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	740,683	636,862
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,769,399	1,534,654
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	419,006	382,021
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,669,709	1,449,233
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	109,013	99,007
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	824,000	716,483
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	11,710	11,358
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,616,971	1,391,332
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,303,053	1,121,220
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,248,187	1,074,010
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	81,077	69,510
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	511,557	462,484
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	636,323	550,311
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	35,378	30,331
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	14,134	13,770
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	468,941	420,849
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	238,331	216,049
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,509,010	2,262,677
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,495,198	1,345,597
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	235,656	211,415
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	10,691	10,430
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	54,130	53,130
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,655,697	1,500,903
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	92,387	82,970
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,172,679	1,055,348
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,134,270	1,027,871
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	717,783	646,863
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	582,095	523,126
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,109	15,451
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,234	14,661
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	275,215	269,556
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	38,756	37,953
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	19,853	19,323
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,026,601	1,840,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	858,489	770,447
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,149,963	3,711,398
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,500,853	1,348,810
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	311,253	280,500
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	256,443	230,064
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	236,435	212,778
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	92,770	91,267
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	129,002	125,967
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	37,300	36,629
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	704,936	638,589
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	195,284	176,843
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,335,896	1,197,642
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	732,430	658,003
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	588,887	529,046
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	19,073	18,661
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	18,074	17,657
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	57,429	54,608
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	994,121	899,936
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	505,556	458,291
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,553,795	1,395,418
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,159,087	1,046,375
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	344,148	308,532
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	26,162	25,464
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,009,242	913,624
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	988,467	894,200
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	33,323	30,176
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	695,094	617,727
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	107,590	105,726
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	18,617	17,972
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	77,002	73,132
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	982,300	888,621
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	324,888	293,905
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	669,651	603,905
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	116,375	113,689
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	11,166	10,763
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,128,193	1,019,191
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	427,540	385,965
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	738,142	726,469
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,258	9,044
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,573	7,397
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	233,415	228,614
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	237,404	224,749
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	61,145	57,408
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,489,223	1,418,841
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	287,296	267,582
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	72,139	67,369
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,617,620	2,465,816
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	222,466	210,677
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	36,281	34,087
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	79,519	75,305
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	117,881	111,192
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	673,085	627,320
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	62,891	58,615
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,087	8,681
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,482,023	1,410,918
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	150,267	140,003
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	81,056	76,735
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	36,464	34,520
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (l)	4,437,325	4,152,258
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	28,362	26,868
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	6,111	5,763
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	69,072	65,390
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	39,278	37,184
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	823,223	764,420
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	15,097	14,746
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,369,653	1,291,079
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	46,502	45,782
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	15,562	15,321
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	309,796	295,405
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	405,828	379,629
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	59,597	58,674
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	7,411	7,014
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	41,796	39,581
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	1,942,270	1,823,562
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,333,439	1,253,608
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	142,958	135,383
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	323,240	312,200
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	25,764	24,981
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	39,731	38,809
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	34,082	33,056
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	20,550	19,932
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,216	17,663
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	267,011	262,557
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	201,369	196,533
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,590,618	1,535,295
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,330,963	2,278,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	80,345	77,370
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	595,479	574,210
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,232,441	3,115,973
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,061,833	1,023,242
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	392,622	377,248
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	375,993	361,271
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	34,883	34,095
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	41,922	40,974
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	27,086	26,271
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	9,390	9,108
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	42,645	41,322
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	81,998	81,585
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	522,159	525,904
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	536,432	536,249
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	35,418	35,406
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	92,653	92,302
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	354,369	359,342
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	784,737	790,306
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049 (j)	999,404	993,442
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	298,200	300,158
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	550,471	549,939
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,025,112	1,036,711
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	808,117	816,250
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	265,342	266,769
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	71,060	71,284
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	649,550	658,523
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	630,232	637,363
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	403,598	407,408
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	410,827	415,347
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	232,505	235,789
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	287,106	292,687
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	82,648	82,778
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	56,041	56,693
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	289,895	289,773
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	63,833	63,996
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	32,340	32,989
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	20,852	21,271
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	15,321	15,628
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	666,775	683,989
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,408,249	1,450,325
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,140,615	1,159,368
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	277,831	284,396
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,680,625	3,743,438
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	677,277	686,084
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	608,380	624,276
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	313,060	321,240
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	127,256	130,899
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,055,608	1,073,623
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,279,418	1,296,055
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	637,904	654,373
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	643,460	659,066
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,059,609	1,076,368
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	435,095	447,551
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	453,410	467,665
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	278,597	283,351
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	501,328	514,270
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	646,041	656,663
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	987,246	1,028,817
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,361,534	1,404,616
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,203,384	1,252,551
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	452,829	472,038
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	177,316	185,171
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,273,739	1,324,985
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	515,579	530,361
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,643,732	2,754,228
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,672,348	1,719,118
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	788,084	818,991
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	588,575	611,474
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,708,094	1,755,865
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,196,423	3,306,794
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,151,728	1,198,425
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	967,048	994,093
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,264,128	2,332,225
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,779,735	1,828,953
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	361,539	374,023
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,078,660	2,136,145
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	799,533	834,699
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	2,545,035	2,673,006
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	267,499	282,726
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	723,690	760,079
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	595,503	618,514
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,093,791	1,155,797
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	511,314	530,593
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	664,426	689,478
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	168,565	177,739
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	532,617	560,231
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,523,722	2,684,055
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,427,971	1,513,113
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	661,392	700,827
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	363,856	386,262
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	190,055	201,565
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	26,254	27,790
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	22,338	23,548
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	236,995	251,589
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	71,805	76,401
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	366,849	390,041
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	90,679	95,533
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	62,117	65,651
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	57,631	60,884
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	17,019	17,960
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	18,293	19,456
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	399,209	423,386
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	325,486	345,529
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	173,550	182,840
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	164,054	172,928
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	80,243	84,515
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	34,439	36,342
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	26,826	28,312
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	701,965	746,342
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	272,994	289,804
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	31,181	32,828
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	730,414	781,896
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,818	40,168
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,453	39,819
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	30,375	32,516
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,342	25,770
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,901	24,515
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	215,105	228,065
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	19,574	20,698
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	200,364	213,797
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	170,911	181,769
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	131,625	140,152
Freddie Mac Gold Pool 1.5% 1/1/2036	535,374	485,288
Freddie Mac Gold Pool 1.5% 1/1/2051	1,009,017	783,709
Freddie Mac Gold Pool 1.5% 11/1/2035	405,654	368,845
Freddie Mac Gold Pool 1.5% 11/1/2035	53,402	48,556
Freddie Mac Gold Pool 1.5% 11/1/2050	73,139	57,424
Freddie Mac Gold Pool 1.5% 12/1/2035	588,384	533,339
Freddie Mac Gold Pool 1.5% 12/1/2040	66,921	57,320
Freddie Mac Gold Pool 1.5% 12/1/2050	51,525	40,454
Freddie Mac Gold Pool 1.5% 12/1/2050	7,256	5,703
Freddie Mac Gold Pool 1.5% 2/1/2036	39,865	36,135
Freddie Mac Gold Pool 1.5% 2/1/2041	114,177	97,572
Freddie Mac Gold Pool 1.5% 2/1/2051	1,026,133	797,003
Freddie Mac Gold Pool 1.5% 3/1/2036	25,556	23,165
Freddie Mac Gold Pool 1.5% 3/1/2041	115,603	98,795
Freddie Mac Gold Pool 1.5% 3/1/2051	1,070,840	831,727
Freddie Mac Gold Pool 1.5% 3/1/2051	921,677	717,024
Freddie Mac Gold Pool 1.5% 3/1/2051	16,398	12,890
Freddie Mac Gold Pool 1.5% 4/1/2036	2,418,481	2,192,225
Freddie Mac Gold Pool 1.5% 4/1/2041	589,071	503,185
Freddie Mac Gold Pool 1.5% 4/1/2041	117,100	99,929
Freddie Mac Gold Pool 1.5% 4/1/2051 (j)	6,703,485	5,206,632
Freddie Mac Gold Pool 1.5% 4/1/2051	5,072,503	3,939,840
Freddie Mac Gold Pool 1.5% 5/1/2036	44,430	40,232
Freddie Mac Gold Pool 1.5% 6/1/2036	45,153	40,887
Freddie Mac Gold Pool 1.5% 6/1/2051	40,323	31,697
Freddie Mac Gold Pool 1.5% 7/1/2035	201,509	183,224
Freddie Mac Gold Pool 1.5% 8/1/2035	326,782	297,129
Freddie Mac Gold Pool 1.5% 8/1/2036	27,699	25,082
Freddie Mac Gold Pool 2% 1/1/2052	192,482	159,572
Freddie Mac Gold Pool 2% 1/1/2052	113,176	94,109
Freddie Mac Gold Pool 2% 1/1/2052	40,450	33,648
Freddie Mac Gold Pool 2% 10/1/2041	17,509	15,361
Freddie Mac Gold Pool 2% 10/1/2051	1,819,749	1,505,775
Freddie Mac Gold Pool 2% 10/1/2051	241,925	200,940
Freddie Mac Gold Pool 2% 10/1/2051	94,319	78,193
Freddie Mac Gold Pool 2% 11/1/2041	227,128	199,183
Freddie Mac Gold Pool 2% 11/1/2050	1,719,675	1,412,757
Freddie Mac Gold Pool 2% 11/1/2050	15,760	13,120
Freddie Mac Gold Pool 2% 11/1/2051	1,660,957	1,374,380
Freddie Mac Gold Pool 2% 11/1/2051	902,717	744,426
Freddie Mac Gold Pool 2% 11/1/2051	342,737	284,138
Freddie Mac Gold Pool 2% 11/1/2051	136,449	113,119
Freddie Mac Gold Pool 2% 11/1/2051	82,778	68,625
Freddie Mac Gold Pool 2% 12/1/2051	945,041	783,463
Freddie Mac Gold Pool 2% 12/1/2051	20,334	16,889
Freddie Mac Gold Pool 2% 12/1/2051	18,377	15,287
Freddie Mac Gold Pool 2% 2/1/2041	183,623	162,040
Freddie Mac Gold Pool 2% 2/1/2051	1,725,004	1,437,080
Freddie Mac Gold Pool 2% 2/1/2052	2,429,935	2,012,199
Freddie Mac Gold Pool 2% 2/1/2052	2,408,606	1,991,526
Freddie Mac Gold Pool 2% 2/1/2052	196,142	163,097
Freddie Mac Gold Pool 2% 3/1/2041	106,968	94,772
Freddie Mac Gold Pool 2% 3/1/2051	453,310	372,831
Freddie Mac Gold Pool 2% 3/1/2052	645,914	532,653
Freddie Mac Gold Pool 2% 3/1/2052	143,222	117,257
Freddie Mac Gold Pool 2% 5/1/2041	167,402	147,409
Freddie Mac Gold Pool 2% 5/1/2051	5,820,071	4,844,992
Freddie Mac Gold Pool 2% 5/1/2051	149,766	124,394
Freddie Mac Gold Pool 2% 5/1/2051	79,074	65,085
Freddie Mac Gold Pool 2% 6/1/2041	284,820	250,636
Freddie Mac Gold Pool 2% 6/1/2050	1,326,885	1,103,339
Freddie Mac Gold Pool 2% 7/1/2041	1,435,789	1,264,718
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2051	88,520	73,441
Freddie Mac Gold Pool 2% 8/1/2051	148,091	121,661
Freddie Mac Gold Pool 2% 9/1/2050	3,842,197	3,160,064
Freddie Mac Gold Pool 2% 9/1/2050	171,079	140,545
Freddie Mac Gold Pool 2.5% 1/1/2042	588,009	530,197
Freddie Mac Gold Pool 2.5% 1/1/2052	589,910	510,725
Freddie Mac Gold Pool 2.5% 10/1/2040	538,627	490,301
Freddie Mac Gold Pool 2.5% 10/1/2041	286,394	258,683
Freddie Mac Gold Pool 2.5% 10/1/2050	1,139,652	992,729
Freddie Mac Gold Pool 2.5% 10/1/2051	1,107,470	958,813
Freddie Mac Gold Pool 2.5% 10/1/2051	482,737	416,732
Freddie Mac Gold Pool 2.5% 11/1/2031	114,010	110,369
Freddie Mac Gold Pool 2.5% 11/1/2041	1,504,857	1,364,604
Freddie Mac Gold Pool 2.5% 11/1/2041	122,932	111,272
Freddie Mac Gold Pool 2.5% 11/1/2041	91,199	82,720
Freddie Mac Gold Pool 2.5% 11/1/2050	2,160,458	1,877,882
Freddie Mac Gold Pool 2.5% 11/1/2050	199,782	173,839
Freddie Mac Gold Pool 2.5% 11/1/2051	276,224	239,923
Freddie Mac Gold Pool 2.5% 11/1/2051	112,926	96,780
Freddie Mac Gold Pool 2.5% 12/1/2050	179,384	156,090
Freddie Mac Gold Pool 2.5% 12/1/2051	904,549	780,869
Freddie Mac Gold Pool 2.5% 12/1/2051	152,382	132,261
Freddie Mac Gold Pool 2.5% 2/1/2042	282,157	255,603
Freddie Mac Gold Pool 2.5% 2/1/2051	1,627,204	1,414,375
Freddie Mac Gold Pool 2.5% 3/1/2050	734,795	633,866
Freddie Mac Gold Pool 2.5% 3/1/2051	582,026	502,263
Freddie Mac Gold Pool 2.5% 4/1/2042	79,619	71,873
Freddie Mac Gold Pool 2.5% 4/1/2052	304,306	264,125
Freddie Mac Gold Pool 2.5% 5/1/2041	604,048	550,494
Freddie Mac Gold Pool 2.5% 5/1/2041	204,471	185,455
Freddie Mac Gold Pool 2.5% 5/1/2051	1,422,981	1,235,085
Freddie Mac Gold Pool 2.5% 5/1/2051	288,296	250,589
Freddie Mac Gold Pool 2.5% 6/1/2031	7,324	7,125
Freddie Mac Gold Pool 2.5% 6/1/2041	94,929	86,164
Freddie Mac Gold Pool 2.5% 7/1/2043	50,148	44,923
Freddie Mac Gold Pool 2.5% 7/1/2050	445,318	387,073
Freddie Mac Gold Pool 2.5% 7/1/2050	208,688	181,914
Freddie Mac Gold Pool 2.5% 7/1/2051	1,047,351	905,782
Freddie Mac Gold Pool 2.5% 8/1/2041	433,158	391,623
Freddie Mac Gold Pool 2.5% 8/1/2041	74,766	67,895
Freddie Mac Gold Pool 2.5% 8/1/2050	5,077,834	4,416,856
Freddie Mac Gold Pool 2.5% 9/1/2041	163,912	148,714
Freddie Mac Gold Pool 3% 1/1/2052	1,367,667	1,228,262
Freddie Mac Gold Pool 3% 1/1/2052	184,316	165,241
Freddie Mac Gold Pool 3% 10/1/2049	328,891	296,190
Freddie Mac Gold Pool 3% 10/1/2051	685,517	616,928
Freddie Mac Gold Pool 3% 11/1/2032	352,819	344,521
Freddie Mac Gold Pool 3% 11/1/2047	69,972	63,845
Freddie Mac Gold Pool 3% 11/1/2047	50,243	45,593
Freddie Mac Gold Pool 3% 11/1/2048	22,889	20,771
Freddie Mac Gold Pool 3% 11/1/2049	962,623	874,130
Freddie Mac Gold Pool 3% 11/1/2050	62,518	56,146
Freddie Mac Gold Pool 3% 11/1/2051	210,317	188,683
Freddie Mac Gold Pool 3% 11/1/2051	89,786	80,550
Freddie Mac Gold Pool 3% 12/1/2030	28,391	27,860
Freddie Mac Gold Pool 3% 12/1/2032	26,427	25,884
Freddie Mac Gold Pool 3% 12/1/2050	513,376	461,048
Freddie Mac Gold Pool 3% 2/1/2033	26,727	26,247
Freddie Mac Gold Pool 3% 2/1/2033	14,497	14,143
Freddie Mac Gold Pool 3% 2/1/2048	547,662	496,974
Freddie Mac Gold Pool 3% 3/1/2048	29,120	26,425
Freddie Mac Gold Pool 3% 3/1/2050	597,896	538,448
Freddie Mac Gold Pool 3% 3/1/2052	394,858	353,746
Freddie Mac Gold Pool 3% 3/1/2052	92,280	82,730
Freddie Mac Gold Pool 3% 4/1/2033	25,579	24,975
Freddie Mac Gold Pool 3% 4/1/2034	15,311	14,950
Freddie Mac Gold Pool 3% 4/1/2050	598,581	539,064
Freddie Mac Gold Pool 3% 4/1/2051	1,582,917	1,419,098
Freddie Mac Gold Pool 3% 5/1/2033	6,873	6,710
Freddie Mac Gold Pool 3% 5/1/2051	205,601	184,901
Freddie Mac Gold Pool 3% 6/1/2050	349,573	316,454
Freddie Mac Gold Pool 3% 6/1/2052	304,853	273,303
Freddie Mac Gold Pool 3% 8/1/2049	48,054	43,411
Freddie Mac Gold Pool 3% 8/1/2050	1,742,831	1,579,346
Freddie Mac Gold Pool 3% 9/1/2047	26,570	24,110
Freddie Mac Gold Pool 3% 9/1/2051	187,584	168,288
Freddie Mac Gold Pool 3% 9/1/2051	93,720	84,079
Freddie Mac Gold Pool 3.5% 1/1/2045	11,002	10,502
Freddie Mac Gold Pool 3.5% 10/1/2034	541,567	532,685
Freddie Mac Gold Pool 3.5% 10/1/2047	7,328	6,938
Freddie Mac Gold Pool 3.5% 10/1/2051	9,475	8,768
Freddie Mac Gold Pool 3.5% 11/1/2033	16,660	16,400
Freddie Mac Gold Pool 3.5% 11/1/2047	49,590	46,962
Freddie Mac Gold Pool 3.5% 12/1/2047	11,389	10,782
Freddie Mac Gold Pool 3.5% 2/1/2034	52,641	51,599
Freddie Mac Gold Pool 3.5% 2/1/2043	159,550	152,175
Freddie Mac Gold Pool 3.5% 2/1/2052	131,948	123,224
Freddie Mac Gold Pool 3.5% 3/1/2046	746,323	706,999
Freddie Mac Gold Pool 3.5% 4/1/2047	8,015	7,534
Freddie Mac Gold Pool 3.5% 4/1/2052	1,744,002	1,615,067
Freddie Mac Gold Pool 3.5% 4/1/2052	1,617,950	1,514,514
Freddie Mac Gold Pool 3.5% 4/1/2052	21,037	19,594
Freddie Mac Gold Pool 3.5% 5/1/2052	1,343,463	1,254,216
Freddie Mac Gold Pool 3.5% 5/1/2052	719,960	672,358
Freddie Mac Gold Pool 3.5% 6/1/2046	13,712	12,916
Freddie Mac Gold Pool 3.5% 6/1/2046	5,143	4,849
Freddie Mac Gold Pool 3.5% 6/1/2047	67,905	63,840
Freddie Mac Gold Pool 3.5% 7/1/2042	395,846	377,687
Freddie Mac Gold Pool 3.5% 7/1/2047	120,388	114,046
Freddie Mac Gold Pool 3.5% 7/1/2048	1,036,311	973,621
Freddie Mac Gold Pool 3.5% 7/1/2052	43,236	40,242
Freddie Mac Gold Pool 3.5% 8/1/2042	9,027	8,618
Freddie Mac Gold Pool 3.5% 8/1/2047	187,874	177,918
Freddie Mac Gold Pool 3.5% 8/1/2047	21,636	20,490
Freddie Mac Gold Pool 3.5% 8/1/2047	14,818	14,033
Freddie Mac Gold Pool 3.5% 8/1/2051	1,124,125	1,048,394
Freddie Mac Gold Pool 3.5% 9/1/2042	499,568	476,178
Freddie Mac Gold Pool 3.5% 9/1/2042	223,854	213,470
Freddie Mac Gold Pool 3.5% 9/1/2047	5,933	5,617
Freddie Mac Gold Pool 3.5% 9/1/2047	5,526	5,232
Freddie Mac Gold Pool 4% 10/1/2048	209,452	202,560
Freddie Mac Gold Pool 4% 10/1/2052	615,900	595,056
Freddie Mac Gold Pool 4% 11/1/2048	42,040	40,735
Freddie Mac Gold Pool 4% 12/1/2047	971,829	942,459
Freddie Mac Gold Pool 4% 2/1/2052	13,634	13,220
Freddie Mac Gold Pool 4% 3/1/2049	591,226	571,402
Freddie Mac Gold Pool 4% 5/1/2038	228,652	227,159
Freddie Mac Gold Pool 4% 5/1/2045	10,066	9,919
Freddie Mac Gold Pool 4% 5/1/2048	94,710	91,919
Freddie Mac Gold Pool 4% 6/1/2047	93,425	90,555
Freddie Mac Gold Pool 4% 6/1/2048	358,008	346,227
Freddie Mac Gold Pool 4% 7/1/2048	17,847	17,431
Freddie Mac Gold Pool 4% 8/1/2048	173,517	167,808
Freddie Mac Gold Pool 4% 9/1/2042	132,439	130,229
Freddie Mac Gold Pool 4% 9/1/2048	221,062	214,341
Freddie Mac Gold Pool 4% 9/1/2048	43,477	42,155
Freddie Mac Gold Pool 4% 9/1/2051	14,611	14,176
Freddie Mac Gold Pool 4.5% 10/1/2039	21,068	21,244
Freddie Mac Gold Pool 4.5% 10/1/2048	253,462	253,906
Freddie Mac Gold Pool 4.5% 12/1/2048	31,028	30,947
Freddie Mac Gold Pool 4.5% 4/1/2048	18,985	18,925
Freddie Mac Gold Pool 4.5% 6/1/2047	16,948	17,004
Freddie Mac Gold Pool 4.5% 7/1/2041	1,411,626	1,421,377
Freddie Mac Gold Pool 4.5% 7/1/2047	31,630	31,744
Freddie Mac Gold Pool 4.5% 7/1/2047	13,776	13,822
Freddie Mac Gold Pool 4.5% 7/1/2049	1,623,238	1,620,148
Freddie Mac Gold Pool 4.5% 8/1/2055	524,696	516,318
Freddie Mac Gold Pool 5% 1/1/2053	531,632	536,484
Freddie Mac Gold Pool 5% 1/1/2053	90,072	90,500
Freddie Mac Gold Pool 5% 10/1/2052	838,822	848,312
Freddie Mac Gold Pool 5% 11/1/2052	405,541	411,144
Freddie Mac Gold Pool 5% 11/1/2052	240,950	243,601
Freddie Mac Gold Pool 5% 11/1/2053	2,090,921	2,121,766
Freddie Mac Gold Pool 5% 12/1/2052	928,027	938,237
Freddie Mac Gold Pool 5% 12/1/2052	486,429	491,780
Freddie Mac Gold Pool 5% 12/1/2052	434,620	438,722
Freddie Mac Gold Pool 5% 12/1/2052	155,526	156,994
Freddie Mac Gold Pool 5% 4/1/2054	254,823	258,423
Freddie Mac Gold Pool 5% 6/1/2052	504,507	511,792
Freddie Mac Gold Pool 5% 6/1/2053	220,826	225,118
Freddie Mac Gold Pool 5% 8/1/2055	991,852	998,735
Freddie Mac Gold Pool 5.5% 1/1/2055	3,641,569	3,732,166
Freddie Mac Gold Pool 5.5% 1/1/2055	1,574,097	1,623,096
Freddie Mac Gold Pool 5.5% 10/1/2053	43,535	44,197
Freddie Mac Gold Pool 5.5% 10/1/2054	998,249	1,022,772
Freddie Mac Gold Pool 5.5% 11/1/2054	932,968	960,261
Freddie Mac Gold Pool 5.5% 2/1/2054	263,978	267,906
Freddie Mac Gold Pool 5.5% 2/1/2054	109,127	111,092
Freddie Mac Gold Pool 5.5% 2/1/2055	3,021,207	3,060,493
Freddie Mac Gold Pool 5.5% 3/1/2053 (k)	2,430,641	2,504,784
Freddie Mac Gold Pool 5.5% 4/1/2055	2,833,060	2,869,900
Freddie Mac Gold Pool 5.5% 8/1/2055	299,557	307,946
Freddie Mac Gold Pool 6% 10/1/2054	827,864	862,724
Freddie Mac Gold Pool 6% 11/1/2053	234,252	242,341
Freddie Mac Gold Pool 6% 2/1/2055	476,813	496,891
Freddie Mac Gold Pool 6% 3/1/2053	436,570	455,191
Freddie Mac Gold Pool 6% 4/1/2054	2,561,894	2,666,567
Freddie Mac Gold Pool 6% 5/1/2054	1,154,485	1,203,459
Freddie Mac Gold Pool 6% 7/1/2039	5,977,476	6,199,577
Freddie Mac Gold Pool 6% 8/1/2055	1,930,586	2,010,824
Freddie Mac Gold Pool 6% 9/1/2039	10,792,454	11,250,796
Freddie Mac Gold Pool 6.5% 1/1/2054	1,106,614	1,163,640
Freddie Mac Gold Pool 6.5% 1/1/2054	818,952	860,131
Freddie Mac Gold Pool 6.5% 10/1/2053	321,969	338,561
Freddie Mac Gold Pool 6.5% 10/1/2053	319,603	335,673
Freddie Mac Gold Pool 6.5% 2/1/2054	3,451,168	3,624,701
Freddie Mac Gold Pool 6.5% 6/1/2054	1,402,055	1,477,921
Freddie Mac Gold Pool 6.5% 6/1/2054	248,264	262,551
Freddie Mac Gold Pool 6.5% 9/1/2053	160,249	168,870
Freddie Mac Gold Pool 6.5% 9/1/2053	155,442	163,355
Freddie Mac Gold Pool 6.5% 9/1/2054	4,352,853	4,608,793
Freddie Mac Gold Pool 6.5% 9/1/2054	298,424	315,691
Freddie Mac Gold Pool 7% 1/1/2054	839,029	889,056
Freddie Mac Gold Pool 7% 1/1/2054	804,982	854,551
Freddie Mac Gold Pool 7% 1/1/2054	630,901	669,110
Freddie Mac Gold Pool 7% 1/1/2054	410,864	436,165
Freddie Mac Gold Pool 7% 1/1/2054	239,046	253,523
Freddie Mac Gold Pool 7% 11/1/2053	290,898	309,470
Freddie Mac Gold Pool 7% 12/1/2053	97,438	102,627
Freddie Mac Gold Pool 7% 12/1/2053	32,158	33,880
Freddie Mac Gold Pool 7% 2/1/2054	439,110	465,292
Freddie Mac Gold Pool 7% 3/1/2054	21,923	23,319
Freddie Mac Gold Pool 7% 6/1/2054	743,287	788,302
Freddie Mac Gold Pool 7% 6/1/2054	734,581	781,019
Freddie Mac Gold Pool 7% 7/1/2043	17,430	18,459
Freddie Mac Gold Pool 7% 8/1/2054	849,459	909,332
Freddie Mac Gold Pool 7% 8/1/2054	321,916	342,368
Freddie Mac Gold Pool 7% 9/1/2043	35,789	37,610
Freddie Mac Gold Pool 7% 9/1/2054	456,118	483,314
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	1,170,450	1,188,962
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	578,259	601,523
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,007,386	1,064,493
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	899,845	951,419
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	287,701	305,538
Freddie Mac Non Gold Pool 3.5% 5/1/2049	158,766	149,534
Freddie Mac Non Gold Pool 5% 8/1/2053	345,167	347,778
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,823,604	3,924,704
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,144,740	1,175,723
Freddie Mac Non Gold Pool 6% 6/1/2053	452,319	470,058
Freddie Mac Non Gold Pool 6% 6/1/2053	435,663	451,932
Freddie Mac Non Gold Pool 6% 6/1/2053	372,486	386,978
Freddie Mac Non Gold Pool 6% 6/1/2054	5,790,260	6,013,719
Freddie Mac Non Gold Pool 6% 7/1/2053	398,836	414,477
Freddie Mac Non Gold Pool 6% 7/1/2053	346,322	359,796
Freddie Mac Non Gold Pool 6% 9/1/2053	490,328	507,259
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,123,575	2,231,681
Freddie Mac Non Gold Pool 6.5% 1/1/2055	542,432	574,369
Freddie Mac Non Gold Pool 6.5% 11/1/2054	234,585	248,378
Freddie Mac Non Gold Pool 6.5% 2/1/2055	623,129	660,011
Ginnie Mae I Pool 2.5% 1/20/2052	552,857	476,309
Ginnie Mae I Pool 2.5% 12/20/2051	862,841	743,372
Ginnie Mae I Pool 2.5% 12/20/2051	582,629	501,776
Ginnie Mae I Pool 2.5% 12/20/2051	459,167	395,591
Ginnie Mae I Pool 2.5% 8/20/2051	3,130,399	2,697,944
Ginnie Mae I Pool 2.5% 8/20/2051	813,372	701,007
Ginnie Mae I Pool 2.5% 8/20/2051	495,545	427,087
Ginnie Mae I Pool 2.5% 9/20/2051	1,417,616	1,220,891
Ginnie Mae I Pool 2.5% 9/20/2051	815,219	702,090
Ginnie Mae I Pool 3% 2/20/2050	194,167	175,447
Ginnie Mae I Pool 3.5% 10/20/2052	842,316	781,454
Ginnie Mae I Pool 3.5% 12/20/2049	7,649	7,079
Ginnie Mae I Pool 3.5% 12/20/2049	3,339	3,083
Ginnie Mae I Pool 3.5% 12/20/2049	2,524	2,337
Ginnie Mae I Pool 3.5% 12/20/2049	962	890
Ginnie Mae I Pool 3.5% 7/20/2052	4,556,484	4,231,880
Ginnie Mae I Pool 3.5% 8/20/2052	2,640,896	2,452,758
Ginnie Mae I Pool 3.5% 9/20/2052	3,042,234	2,825,505
Ginnie Mae I Pool 4% 10/20/2052	3,618,650	3,465,312
Ginnie Mae I Pool 4% 3/20/2047	9,696	9,415
Ginnie Mae I Pool 4% 4/20/2048	10,590	10,167
Ginnie Mae I Pool 4% 4/20/2048	9,718	9,330
Ginnie Mae I Pool 4% 5/20/2049	87,881	83,930
Ginnie Mae I Pool 4.5% 4/20/2053	1,194,091	1,175,273
Ginnie Mae I Pool 5% 4/20/2048	161,590	165,274
Ginnie Mae I Pool 5.5% 3/20/2054	1,189,286	1,220,998
Ginnie Mae II Pool 2% 1/20/2051	6,206,009	5,175,632
Ginnie Mae II Pool 2% 10/20/2050	4,649,043	3,879,201
Ginnie Mae II Pool 2% 11/20/2050	2,111,159	1,761,965
Ginnie Mae II Pool 2% 12/1/2055 (i)	25,000	20,832
Ginnie Mae II Pool 2% 12/20/2050	4,378,221	3,650,968
Ginnie Mae II Pool 2% 12/20/2051	1,707,845	1,424,293
Ginnie Mae II Pool 2% 2/20/2051	445,921	371,763
Ginnie Mae II Pool 2% 2/20/2052	21,419,331	17,863,103
Ginnie Mae II Pool 2% 3/20/2052	6,313,859	5,265,576
Ginnie Mae II Pool 2% 4/20/2051	149,076	124,278
Ginnie Mae II Pool 2% 4/20/2052	13,035,458	10,871,195
Ginnie Mae II Pool 2% 9/20/2050	1,704,326	1,424,022
Ginnie Mae II Pool 2.5% 1/20/2052	4,239,585	3,682,385
Ginnie Mae II Pool 2.5% 11/20/2051	238,173	206,833
Ginnie Mae II Pool 2.5% 12/1/2055 (i)	7,475,000	6,488,067
Ginnie Mae II Pool 2.5% 12/20/2053	559,593	486,615
Ginnie Mae II Pool 2.5% 2/20/2052	10,083,740	8,759,240
Ginnie Mae II Pool 2.5% 4/20/2052	485,639	421,926
Ginnie Mae II Pool 2.5% 6/20/2051	1,680,607	1,459,466
Ginnie Mae II Pool 2.5% 7/20/2054	485,889	422,713
Ginnie Mae II Pool 2.5% 8/20/2047	12,965	11,413
Ginnie Mae II Pool 3% 1/20/2032	181,247	177,364
Ginnie Mae II Pool 3% 10/20/2031	58,808	57,575
Ginnie Mae II Pool 3% 11/20/2031	63,730	62,364
Ginnie Mae II Pool 3% 12/1/2055 (i)	6,600,000	5,954,953
Ginnie Mae II Pool 3% 12/20/2031	95,508	93,484
Ginnie Mae II Pool 3% 12/20/2046	763,734	699,170
Ginnie Mae II Pool 3% 2/20/2031	7,588	7,443
Ginnie Mae II Pool 3% 3/20/2031	15,296	15,001
Ginnie Mae II Pool 3% 3/20/2050	504,533	456,678
Ginnie Mae II Pool 3% 3/20/2052	8,821,786	7,964,361
Ginnie Mae II Pool 3% 4/20/2031	57,246	56,143
Ginnie Mae II Pool 3% 4/20/2052	3,111,397	2,808,988
Ginnie Mae II Pool 3% 5/20/2031	123,097	120,695
Ginnie Mae II Pool 3% 7/20/2031	2,225	2,180
Ginnie Mae II Pool 3% 8/20/2031	18,787	18,402
Ginnie Mae II Pool 3% 9/20/2031	7,565	7,408
Ginnie Mae II Pool 3.5% 1/20/2044	4,019	3,815
Ginnie Mae II Pool 3.5% 10/20/2043	2,495	2,370
Ginnie Mae II Pool 3.5% 12/20/2040	1,593	1,524
Ginnie Mae II Pool 3.5% 12/20/2041	1,874	1,789
Ginnie Mae II Pool 3.5% 12/20/2043	1,982	1,882
Ginnie Mae II Pool 3.5% 2/20/2043	2,456	2,337
Ginnie Mae II Pool 3.5% 3/20/2044	1,952	1,852
Ginnie Mae II Pool 3.5% 5/20/2043	214,015	202,672
Ginnie Mae II Pool 3.5% 6/20/2043	29,605	28,152
Ginnie Mae II Pool 3.5% 8/20/2043	2,391	2,273
Ginnie Mae II Pool 3.5% 8/20/2052	3,082,877	2,832,905
Ginnie Mae II Pool 3.5% 9/20/2040	3,569	3,413
Ginnie Mae II Pool 3.5% 9/20/2043	2,534	2,407
Ginnie Mae II Pool 4% 1/20/2041	37,407	36,636
Ginnie Mae II Pool 4% 1/20/2046	8,229	7,992
Ginnie Mae II Pool 4% 10/20/2040	12,336	12,084
Ginnie Mae II Pool 4% 10/20/2045	1,934	1,879
Ginnie Mae II Pool 4% 11/20/2042	60,181	58,787
Ginnie Mae II Pool 4% 12/20/2045	10,771	10,463
Ginnie Mae II Pool 4% 4/20/2047	514,605	499,031
Ginnie Mae II Pool 4% 5/20/2046	18,916	18,397
Ginnie Mae II Pool 4% 6/20/2045	516,877	502,556
Ginnie Mae II Pool 4% 7/20/2044	28,193	27,453
Ginnie Mae II Pool 4% 8/20/2043	4,322	4,217
Ginnie Mae II Pool 4% 8/20/2044	80,974	78,838
Ginnie Mae II Pool 4% 8/20/2045	363,964	353,670
Ginnie Mae II Pool 4% 8/20/2048	300,339	290,217
Ginnie Mae II Pool 4% 9/20/2045	1,834	1,782
Ginnie Mae II Pool 4.5% 11/20/2054	3,435,670	3,366,494
Ginnie Mae II Pool 4.5% 3/20/2055	985,304	964,156
Ginnie Mae II Pool 5% 1/1/2056 (i)	8,650,000	8,631,078
Ginnie Mae II Pool 5% 11/20/2054	8,251,189	8,254,722
Ginnie Mae II Pool 5% 12/1/2055 (i)	17,400,000	17,380,968
Ginnie Mae II Pool 5% 12/20/2054	666,622	666,699
Ginnie Mae II Pool 5% 6/20/2048	205,697	209,770
Ginnie Mae II Pool 5.5% 1/1/2056 (i)	21,000,000	21,194,414
Ginnie Mae II Pool 5.5% 1/20/2055	1,018,085	1,044,596
Ginnie Mae II Pool 5.5% 12/1/2055 (i)	28,100,000	28,385,389
Ginnie Mae II Pool 5.5% 12/20/2054	1,219,448	1,253,489
Ginnie Mae II Pool 5.5% 12/20/2054	359,093	363,085
Ginnie Mae II Pool 6% 1/1/2056 (i)	24,475,000	24,948,246
Ginnie Mae II Pool 6% 12/1/2055 (i)	55,550,000	56,604,583
Ginnie Mae II Pool 6% 12/20/2054	2,085,221	2,124,967
Ginnie Mae II Pool 6% 2/1/2056 (i)	15,025,000	15,304,958
Ginnie Mae II Pool 6.5% 5/20/2055	3,012,853	3,106,021
Uniform Mortgage Backed Securities 2% 1/1/2056 (i)	35,800,000	29,156,025
Uniform Mortgage Backed Securities 2% 12/1/2055 (i)	72,750,000	59,223,047
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (i)	11,950,000	10,173,371
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (i)	23,900,000	20,341,142
Uniform Mortgage Backed Securities 3% 12/1/2055 (i)	2,125,000	1,887,431
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (i)	23,175,000	22,668,953
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (i)	33,150,000	32,453,333
Uniform Mortgage Backed Securities 5% 12/1/2040 (i)	5,250,000	5,310,703
Uniform Mortgage Backed Securities 5% 12/1/2055 (i)	14,500,000	14,472,813
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (i)	3,275,000	3,313,762
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (i)	4,800,000	4,860,750
Uniform Mortgage Backed Securities 6% 1/1/2056 (i)	49,725,000	50,907,913
Uniform Mortgage Backed Securities 6% 12/1/2055 (i)	89,200,000	91,339,408
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (i)	5,350,000	5,544,565
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (i)	34,500,000	35,737,149
TOTAL UNITED STATES		1,126,171,870
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,134,380,362)		1,126,171,870

U.S. Treasury Obligations - 2.4%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	10,900,000	10,904,258
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	3,633,500	3,548,478
US Treasury Notes 3.75% 4/15/2028	3.69	40,000	40,230
US Treasury Notes 4.75% 2/15/2045	4.93 to 4.97	5,050,000	5,129,695
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,128,913)			19,622,661

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $45,227,261)	4.02	45,218,217	45,227,261

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	400,000	12,246
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	1,970,000	35,097
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	4,010,000	137,916
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	2,400,000	84,864
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	2,150,000	68,830
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,000,000	57,788
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,850,000	169,759
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,470,000	104,993
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	6,580,000	112,667
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,680,000	27,047
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	3,100,000	94,194
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	3,400,000	101,753
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	5,500,000	192,688
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,810,000	87,738
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	3,500,000	22,165
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	6,940,000	193,646
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,100,000	13,586
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	2,610,000	80,185

TOTAL PUT SWAPTIONS			1,597,162
Call Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,470,000	130,546
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	5,500,000	174,634
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	3,100,000	103,179
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	4,010,000	129,973
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	3,400,000	128,779
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	6,580,000	194,328
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,000,000	73,102
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	400,000	14,692
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,100,000	37,157
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	2,150,000	75,144
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	3,500,000	32,662
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	2,400,000	77,287
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,850,000	153,838
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	6,940,000	263,870
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	2,610,000	95,841
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,810,000	102,214
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,680,000	112,568
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	1,970,000	59,440

TOTAL CALL SWAPTIONS			1,959,254
TOTAL PURCHASED SWAPTIONS (Cost $4,169,455)			3,556,416

TOTAL INVESTMENT IN SECURITIES - 171.0% (Cost $1,429,237,513)	1,422,314,897
NET OTHER ASSETS (LIABILITIES) - (71.0)%	(590,451,660)
NET ASSETS - 100.0%	831,863,237

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(17,400,000)	(17,380,968)
Ginnie Mae II Pool 5.5% 12/1/2055	(28,100,000)	(28,385,389)
Ginnie Mae II Pool 6% 1/1/2056	(9,250,000)	(9,428,857)
Ginnie Mae II Pool 6% 12/1/2055	(55,550,000)	(56,604,584)
Uniform Mortgage Backed Securities 2% 1/1/2056	(1,225,000)	(997,657)
Uniform Mortgage Backed Securities 2% 12/1/2055	(75,050,000)	(61,095,391)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(23,900,000)	(20,341,142)
Uniform Mortgage Backed Securities 3% 12/1/2055	(150,000)	(133,230)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(300,000)	(293,449)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(33,150,000)	(32,453,333)
Uniform Mortgage Backed Securities 5% 12/1/2040	(5,200,000)	(5,260,125)
Uniform Mortgage Backed Securities 5% 12/1/2055	(13,800,000)	(13,774,125)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(4,500,000)	(4,556,953)
Uniform Mortgage Backed Securities 6% 12/1/2055	(85,075,000)	(87,115,473)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(34,500,000)	(35,737,149)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(373,557,825)

TOTAL TBA SALE COMMITMENTS (Proceeds $372,870,913)		(373,557,825)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	4	3/20/2026	453,375	2,082	2,082
CBOT 2Y US Treasury Notes Contracts (United States)	573	3/31/2026	119,671,945	52,140	52,140
CBOT US Treasury Long Bond Contracts (United States)	37	3/20/2026	4,346,344	24,420	24,420

TOTAL PURCHASED					78,642

Sold

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	99	3/31/2026	10,866,023	(29,491)	(29,491)
CBOT US Treasury Ultra Bond Contracts (United States)	3	3/20/2026	363,094	(938)	(938)

TOTAL SOLD					(30,429)

TOTAL FUTURES CONTRACTS					48,213
The notional amount of futures purchased as a percentage of Net Assets is 15.0%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(88)	(58)	(146)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(1,546)	(3,040)	(4,586)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(5,741)	(8,399)	(14,140)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(6,227)	(9,481)	(15,708)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(4,504)	(10,615)	(15,119)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,735	(2,437)	(702)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	20,000	3,470	(5,068)	(1,598)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	60,000	10,410	(16,530)	(6,120)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	24,290	(38,109)	(13,819)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	10,000	1,735	(2,546)	(811)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,470	(4,789)	(1,319)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,880	(17,985)	(4,105)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,205	(6,453)	(1,248)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,735	(2,649)	(914)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,880	(18,233)	(4,353)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	19,085	(24,397)	(5,312)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	17,350	(16,237)	1,113
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	8,675	(7,940)	735
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	30,631	(29,614)	1,017
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	18,972	(7,646)	11,326
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	9,486	(3,823)	5,663
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,707	(6,574)	10,133
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,707	(7,038)	9,669
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	9,486	(4,894)	4,592
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	45,946	(47,520)	(1,574)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	33,414	(29,439)	3,975
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	9,486	(9,704)	(218)
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,600,000	(900)	273	(627)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	43,375	(42,657)	718
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,099,771	7,839	(9,679)	(1,840)

TOTAL BUY PROTECTION							347,963	(393,281)	(45,318)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	9,009	44,801	53,810
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	9,097	46,526	55,623
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(4,065)	6,511	2,446
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(6,775)	12,084	5,309
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	10,000	(136)	242	106
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,710)	3,103	393
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	90,000	(1,220)	1,339	119
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(12,196)	13,896	1,700
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	700,000	(9,485)	17,048	7,563
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(32,521)	40,749	8,228
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(15,500)	15,550	50

TOTAL SELL PROTECTION							(66,502)	201,849	135,347
TOTAL CREDIT DEFAULT SWAPS							281,461	(191,432)	90,029

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	London Clearing House	12/17/2027	63,702,000	152,369	0	152,369
U.S. SOFR Index(4)	Annual	3.5%	Annual	London Clearing House	12/17/2028	52,810,000	217,523	0	217,523
U.S. SOFR Index(4)	Annual	3.75%	Annual	London Clearing House	12/17/2029	42,732,000	195,732	0	195,732
3.75%	Annual	U.S. SOFR Index(4)	Annual	London Clearing House	12/17/2032	1,150,000	7,165	0	7,165
U.S. SOFR Index(4)	Annual	3.75%	Annual	London Clearing House	12/17/2045	903,000	12,794	0	12,794
3.75%	Annual	U.S. SOFR Index(4)	Annual	London Clearing House	12/17/2030	10,000	64	0	64
TOTAL INTEREST RATE SWAPS							585,647	0	585,647

(1)Swaps with  are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,208,921 or 11.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Level 3 security.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $750,149.
(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $264,967.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,333,222.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	33,039,259	99,220,745	87,033,139	437,570	396	-	45,227,261	45,218,217	0.1%
Total	33,039,259	99,220,745	87,033,139	437,570	396	-	45,227,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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